OVERLAND EXPRESS FUNDS, INC.
                      Registration Nos. 33-16296; 811-8275

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Overland Express Funds, Inc. (the "Company") that the forms of Prospectuses and Statements of Additional Information for the California Tax-Free Bond, California Tax-Free Money Market, Money Market, Index Allocation (formerly, Asset Allocation) Municipal Income, National Tax-Free Money Market Institutional, Overland Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap Strategy, Strategic Growth, U.S. Government Income, U.S. Treasury Money Market and Variable Rate Government Funds that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 36, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on April 30, 1997.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 6th day of May, 1997.


Witness:                                      OVERLAND EXPRESS FUNDS, INC.

   By:  /s/Tammy Garrett                      By:  /s/Richard H. Blank, Jr.
 Name:  Tammy Garrett                       Name:  Richard H. Blank, Jr.
Title:  Administrative Assistant           Title:  Secretary and Treasurer
                                                   (Principal Financial Officer)